24. POST-EMPLOYMENT OBLIGATIONS (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) Installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of defined benefit plans [line items]
Expense amount recognized in the Statement of income		R$ 53	R$ 56	R$ 68
Estimate of contributions expected to be paid to plan for next annual reporting period		1,121
Forluz Pension Fund [member]
Disclosure of defined benefit plans [line items]
Obligation for past actuarial deficits relating to pension fund		R$ 473	566
Inflation index rate		6.00%
Funded Benefit Plan ('Plan A') [member]
Disclosure of defined benefit plans [line items]
Benefit amount payable		R$ 540	550
Description of monthly amortizations		The monthly amortizations, calculated by the constant installments system (Price Table), will be paid until 2031 for the 2015 and 2016 deficits, in the amount of R$363, and up to 2033 for the 2017 deficit, in the amount of R$177.
Remuneratory interest applicable on outstanding balance		6.00%
Estimate of contributions expected to be paid to plan for next annual reporting period		R$ 160
Number of monthly installments | Installment		166
Expectation of contributions in pension plan	R$ 221
Postretirement Benefits Plan [member]
Disclosure of defined benefit plans [line items]
Expense amount recognized in the Statement of income		R$ 438	408	337
Finance expenses		R$ 53	R$ 56	R$ 68
Health Plan And Dental Plan [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of inflation				1.00%
Defined Contribution Plan [member]
Disclosure of defined benefit plans [line items]
Expectation of contributions in pension plan	R$ 81